Summary of Significant Accounting Policies (Tables)	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of diluted net loss per share
	Three Months Ended June 30,		Six Months Ended June 30,	For the period from February 11, 2020 (inception) through June 30,
	2021	2020	2021	2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account
Less: interest available to be withdrawn for payment of taxes	$7,694	$—	$36,466	$—
Company’s portion available to pay taxes	(7,694)	—	(36,466)	—
Net income allocable to Common stock subject to possible redemption	$—	$—	$—	$—

Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	22,103,036	—	22,195,523	—
Basic and diluted net income per share, Common stock subject to possible redemption	$(0.00)	$—	$(0.00)	$—

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net Loss	$(5,726,988)	$—	$(7,544,047)	$(1,000)
Non-Redeemable Net Loss	$(5,726,988)	$—	$(7,544,047)	$(1,000)

Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	7,413,475	5,200,000	7,320,988	5,200,000
Basic and diluted net loss per share, Non-redeemable common stock	$(0.77)	$—	$(1.03)	$—

For the Period from February 11, 2020 (Inception) Through December 31, 2020
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$97,270
Unrealized gain on marketable securities held in Trust Account	8,569
Less: interest available to be withdrawn for payment of taxes	(105,839)
Less: interest available to be withdrawn for working capital	—
Net income allocable to Common stock subject to possible redemption	$—
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption	21,779,604
Basic and diluted net income per share, Common stock subject to possible redemption	$0.00

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$(2,585,377)
Less: Net income allocable to Common stock subject to possible redemption	—
Non-Redeemable Net Loss	$(2,585,377)
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock	6,452,794
Basic and diluted net loss per share, Non-redeemable common stock	$(0.40)

FF Intelligent Mobility Global Holdings Ltd [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of diluted net loss per share
2019
Cash	$843
Restricted cash	493
Deposits	118
Other current assets	2,001
Property and equipment, net	2,713
Other non-current assets	23
Accounts payable	3,996
Accrued expenses and other current liabilities	16,504
Accrued interest	1,554
Related party notes payable	8,601
Notes payable	7,758

Schedule of revisions
	As Previously Reported	Adjustments	As Revised
Consolidated Balance Sheet
Accounts payable	$79,385	$(10,737)	$68,648
Vendor payables in trust	105,163	10,737	115,900
Additional paid-in capital	153,151	5,553	158,704
Accumulated deficit	(2,235,452)	(8,602)	(2,244,054)
Noncontrolling interest	(3,049)	3,049	—
Total stockholders’ deficit	(2,085,585)	(3,049)	(2,088,634)
Consolidated Statement of Convertible Preferred Stock and Stockholders’ Deficit
Additional paid-in capital	$153,151	$5,553	$158,704
Accumulated deficit	(2,235,452)	(8,602)	(2,244,054)
Noncontrolling interest	(3,049)	3,049	—
Total stockholders’ deficit	(2,085,585)	(3,049)	(2,088,634)
Consolidated Statement of Operations and Comprehensive Loss
Net (loss) income attributable to noncontrolling interest	$(7,605)	$8,602	$997
Net loss attributable to FF Intelligent Mobility Global Holdings Ltd.	(134,590)	(8,602)	(143,192)
Per share information attributable to FF Intelligent Mobility Global Holdings Ltd. – Net loss per ordinary share basic and diluted	(3.31)	(0.21)	(3.52)
Total other comprehensive (loss) income attributable to noncontrolling interest	(7,605)	8,602	997
Total other comprehensive loss attributable to FF Intelligent Mobility Global Holdings Ltd.	(137,123)	(8,602)	(145,725)
Consolidated Statement of Cash Flows
Transfer of payables to Vendor Trust	$(105,163)	$(10,737)	$(115,900)
Accounts payable	42,031	6,198	48,229
Accrued expenses and other current liabilities.	(24,881)	(275)	(25,156)
Cash flows used in operating activities	(184,981)	(4,814)	(189,795)
Payments for equipment	(4,935)	2,679	(2,256)
Cash flows provided by investing activities	24,227	2,679	26,906
Distribution to acquire noncontrolling interest	—	(8,602)	(8,602)
Transfer of payables to Vendor Trust	105,163	10,737	115,900
Cash flows provided by financing activities	160,482	2,135	162,617
Supplemental disclosure of noncash investing and financing activities
Extinguishment of noncontrolling interest	—	3,049	3,049

Schedule of depreciation and amortization on property and equipment
Useful Life (in years)
Buildings	39
Building improvements	15
Computer hardware	5
Machinery and equipment	5
Vehicles	5
Computer software	3
Leasehold improvements	Shorter of 15 years or term of the lease

Schedule of diluted net loss per share
	2020	2019
Stock-based compensation awards – employees	215,769,994	151,330,989
Stock-based compensation awards – non-employees	45,932,116	7,485,000
Class A Ordinary Stock – warrant	1,930,147	—
Redeemable Preference Stock	470,588,235	470,588,235
Class B Convertible Preferred Stock	452,941,177	600,000,000
Total	1,187,161,669	1,229,404,224